UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/08

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA    August 12, 2008
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  45

Form 13F Information Table Value Total:	 $724,773
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


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                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC		       COM	005208103	4,341 	  482,345  SH	        Sole		482,345    0	0
ATLAS AMERICA, INC.	       COM	049167109	3,379 	   75,000  SH		Sole		 75,000    0	0
BPZ RESOURCES, INC	       COM	055639108      18,220 	  619,736  SH		Sole		619,736    0	0
CAMECO CORPORATION	       COM	13321L108	7,159 	  167,000  SH		Sole		167,000    0	0
CANO PETROLEUM INC	       COM	137801106      10,224 	1,287,671  SH		Sole	      1,287,671    0	0
CARRIZO OIL & GAS INC	       COM	144577103      12,929 	  189,887  SH		Sole		189,887    0	0
CHESAPEAKE ENERGY CORP	       COM	165167107      45,935 	  696,402  SH		Sole		696,402    0	0
CLEAN ENERGY FUELS CORP	       COM	184499101	  862 	   75,000  SH		Sole		 75,000    0	0
COMVERGE, INC.	               COM	205859101	2,979 	  213,100  SH		Sole		213,100    0	0
CONTINENTAL RESOURCES	       COM	212015101	6,932 	  100,000  SH	PUT	Sole		100,000    0	0
DENISON MINES CORP.	       COM	248356107	1,275 	  145,195  SH		Sole		145,195    0	0
ENVIRONMENTAL POWER CORP     COM NEW	29406L201	2,151 	  515,946  SH		Sole		515,946    0	0
GASTAR EXPLORATION LTD	       COM	367299104	4,177 	1,631,700  SH		Sole	      1,631,700    0	0
GLOBAL INDS LTD	               COM	379336100	7,172 	  400,000  SH		Sole		400,000    0	0
GOODRICH PETROLEUM CORP	     COM NEW	382410405	5,929 	   71,500  SH		Sole		 71,500    0	0
HOLLY CORP	         COM PAR $0.01	435758305	2,352 	   63,700  SH		Sole		 63,700    0	0
MARATHON OIL CORPORATION       COM	565849106	3,527 	   68,000  SH		Sole		 68,000    0	0
MCDERMOTT INTL	               COM	580037109      98,618 	1,593,444  SH		Sole	      1,593,444    0	0
NATIONAL OILWELL VARCO, INC.   COM	637071101      20,347 	  229,340  SH		Sole		229,340    0	0
OCEANEERING INTL INC	       COM	675232102	8,418 	  109,250  SH		Sole		109,250    0	0
OIL SERVICE HLDRS TST	       COM	678002106      66,603 	  300,000  SH	PUT	Sole		300,000    0	0
PEABODY ENERGY CORP	       COM	704549104	2,201 	   25,000  SH		Sole		 25,000    0	0
PLAINS EXPL & PROD CO LP       COM	726505100      14,375 	  197,000  SH		Sole		197,000    0	0
PROSHARES TRUST	        ULTRA SHRT O&G	74347R586      20,907 	  782,750  SH		Sole		782,750    0	0
QUICKSILVER RESOURCES INC      COM	74837R104      18,109 	  468,660  SH		Sole		468,660    0	0
RANGE RESOURCES CORP	       COM	75281A109      12,822 	  195,631  SH		Sole		195,631    0	0
SANDRIDGE ENERGY, INC.	       COM	80007P307	6,458 	  100,000  SH		Sole		100,000    0	0
SCHLUMBERGER LTD	       COM	806857108      23,336 	  217,225  SH		Sole		217,225    0	0
SOUTHWESTERN ENERGY CO.	       COM	845467109      39,604 	  831,840  SH		Sole		831,840    0	0
SUNPOWER CORPORATION	       CL A	867652109	6,924 	   96,200  SH		Sole		 96,200    0	0
SUPERIOR ENERGY SERVICES INC   COM	868157108	8,404 	  152,404  SH		Sole		152,404    0	0
TXCO RESOURCES INC	       COM	87311M102	7,182 	  610,745  SH		Sole		610,745    0	0
TIDEWATER INC	               COM	886423102	3,902 	   60,000  SH		Sole		 60,000    0	0
ULTRA PETROLEUM CORP	       COM	903914109      74,152 	  755,111  SH		Sole		755,111    0	0
U S ENERGY CORP - WYOMING      COM	911805109	1,106 	  359,000  SH		Sole		359,000    0	0
UNITED STATES NAT GAS FUND     COM	912318102	8,501 	  135,000  SH	PUT	Sole		135,000    0	0
UNITED STATES NAT GAS FUND     COM	912318102      12,594 	  200,000  SH	PUT	Sole		200,000    0	0
UNITED STATES NAT GAS FUND     COM	912318102      12,594 	  200,000  SH	PUT	Sole		200,000    0	0
UNITED STATES OIL FUND	       COM	91232N108      11,366 	  100,000  SH	PUT	Sole		100,000    0	0
UNITED STATES OIL FUND	       COM	91232N108      11,366 	  100,000  SH	PUT	Sole		100,000    0	0
NOBLE CORPORATION	       SHS	G65422100      30,805 	  474,220  SH		Sole		474,220    0	0
TRANSOCEAN INC.	               SHS	G90073100      17,965 	  117,891  SH		Sole		117,891    0	0
VANTAGE DRILLING Co          ORD SHS	G93205113	1,650 	  191,000  SH		Sole		191,000    0	0
VANTAGE DRILLING CO    WTS EXP 05242001 G93205121	  360 	  100,000  SH		Sole		100,000    0	0
WEATHERFORD INTL, LTD          COM	G95089101      44,561 	  898,580  SH		Sole		898,580    0	0

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